8. INTANGIBLES: Schedule of Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Intangible Assets

	Asset Source	Life (in years)	Total Costs	Additions	Total Costs	Accumulated Amortization	Amortization 12 Mo. Ended	Total Accumulated Amortization as on	Net Book Value
	Currency $		12/31/2024	2025	12/31/2025	12/31/2024	12/31/2025	12/31/2025	12/31/2025
Intangibles
Software	Acquired – business combination	5 to 15	3,107,870	-	3,107,870	820,503	201,441	1,021,945	2,085,926
Trade name / trademark	Acquired – business combination	10		4,639,146	4,639,146	-	144,191	144,191	4,494,955
Customer relationships	Acquired – business combination	5		3,511,884	3,511,884	-	224,648	224,648	3,287,236
Developed Tech	Acquired – business combination	3		46,668	46,668	-	12,317	12,317	34,351
Non-compete	Acquired – business combination	2		529,316	529,316	-	76,705	76,705	452,611
Total			3,107,870	8,727,015	11,834,885	820,503	659,303	1,479,806	10,355,079

Product Development
Drone technology	Acquired separately, USD	12	1,440,000		1,440,000	-	90,000	90,000.00	1,350,000
Robotic Arm Technology licensing	Acquired separately, USD	12	840,000		840,000	-	52,500	52,500.00	787,500
Drone Development	Developed internally, USD	12	2,545,326	-	2,545,326	-	158,793	158,793.00	2,386,533
Drone Development	Developed internally, USD	NA	-	2,158,762	2,158,762	-	-	-	2,158,762
Total Product Development			4,825,326	2,158,762	6,984,088	-	301,293	301,293	6,682,795

Goodwill	Acquired – business combination	NA	2,468,722	9,637,585	12,106,307	-	-	-	12,106,307